DISCONTINUED OPERATIONS (Details 1) ¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 28, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
IfrsStatementLineItems [Line Items]
Operating activities		$ (1,025)	¥ (7,417)	¥ 13,328	¥ (12,786)
Investing activities			1	(1,054)	7,050
Financing activities		2,070	15,111	(37,930)	(22,833)
Net foreign exchange difference		(1,294)	(9,366)	(1,286)	1,905
Net (decrease) /increase in cash and cash equivalents		$ 1,045	¥ 7,695	¥ (25,656)	¥ (28,569)
Loss per share
– Basic, from the discontinued operations | (per share)				¥ (0.67)	¥ (0.15)
– Diluted, from the discontinued operations | (per share)				¥ (0.67)	¥ (0.15)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Operating activities	¥ 15,162				¥ (2,255)
Investing activities	(12)				(13)
Financing activities	(3,378)				(11,930)
Net foreign exchange difference	33
Net (decrease) /increase in cash and cash equivalents	¥ 11,805				¥ (14,198)
Loss per share
– Basic, from the discontinued operations | ¥ / shares	¥ (0.67)				¥ (0.15)
– Diluted, from the discontinued operations | ¥ / shares	¥ (0.67)				¥ (0.15)
Loss for the year attributable to owners of the Company from discontinued operations	¥ (5,504)				¥ (1,285)
Weighted average number of ordinary shares in issue during the year / period used in the basic and diluted earnings per share calculation (note 8) | shares	8,222,658				8,189,617